Statements of Changes in Stockholders' Equity Deficiency - CAD ($)	Issued capital [member]	Equity Portion Of Convertible Debentures Reserve [Member]	Warrant reserve [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 25,857,450	$ 33,706		$ (27,061,939)	$ (1,170,783)
Beginning balance, Shares at Dec. 31, 2019	1,438,542
IfrsStatementLineItems [Line Items]
Net loss for the year				(133,379)	(133,379)
Shares issued to Eagle Plain Acacia Property	$ 7,500				7,500
Shares issued to eagle plain acacia property, shares	20,000
Ending balance, value at Dec. 31, 2020	$ 25,864,950	33,706		(27,195,318)	(1,296,662)
Ending balance, Shares at Dec. 31, 2020	1,458,542
IfrsStatementLineItems [Line Items]
Net loss for the year				(1,044,863)	(1,044,863)
Private placement, net of issuance of costs	$ 20,000				20,000
Private placement, net of issuance of costs, shares	80,000
Shares issued for debt, net of issuance of costs	$ 1,626,319				1,626,319
Shares issued for debt, net of issuance of costs, shares	2,957,406
Fractional share adjustment
Fractional share adjustment, shares	(1)
Ending balance, value at Dec. 31, 2021	$ 27,511,269	33,706		(28,240,181)	(695,206)
Ending balance, Shares at Dec. 31, 2021	4,495,947
IfrsStatementLineItems [Line Items]
Net loss for the year				(125,036)	(125,036)
Shares issued for mineral property interests investment	$ 1,000				1,000
Shares issued for mineral property interest, shares	50,000
Private placement, net of issuance of costs	$ 24,000		24,000		48,000
Private placement, net of issuance of costs, shares	1,200,000
Ending balance, value at Dec. 31, 2022	$ 27,536,269	$ 33,706	$ 24,000	$ (28,365,217)	$ (771,242)
Ending balance, Shares at Dec. 31, 2022	5,745,947